19. Borrowings - Narrative (Details) € in Thousands		12 Months Ended
	Nov. 30, 2016 EUR (€) tranche	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Apr. 30, 2019 EUR (€)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan payable, current				€ 2,013			€ 3,083
SVB loan
Disclosure of detailed information about borrowings [line items]
Floor rate	5.50%
Legal and arrangement fee	€ 236
Final payment fee percentage on principal	10.00%
Warrants to purchase common shares | shares				166,297			53,395
Exercise price of share | $ / shares			$ 2.00			$ 2.30
Expiration period	10 years
Change in fair value of warrant	€ 192
Change in deferred tax on warrant equity	81
Change in transaction cost	€ 8
Exercise period	5 years
Percentage of ownership interest pledged as security	100.00%
Fair value of financial liabilities				€ 2,013			€ 4,773
Senior Secured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	€ 10,000
Number of tranches | tranche	3
Undrawn borrowings								€ 2,500
Senior Secured Term Loan Facility Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings										€ 5,000
Senior Secured Term Loan Facility Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings									€ 2,500
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Borrowings				368	€ 562
Loan repaid		€ 127
Monthly repayment installment				8
Current liabilities				€ 91
EURIBOR | SVB loan
Disclosure of detailed information about borrowings [line items]
Variable interest rate	5.50%
Minimum | SVB loan
Disclosure of detailed information about borrowings [line items]
Volatility	75.00%
Maximum | SVB loan
Disclosure of detailed information about borrowings [line items]
Volatility	80.00%